Restructuring	9 Months Ended
Sep. 30, 2021
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
Restructuring plans reflect rationalizations across the business to improve resource utilization related to the Group's workforce as well as facilities.

	Nine Months Ended	Year ended
	September 30, 2021	December 31, 2020
	(in thousands)

Opening provision	$10,748	$1,637
Additional provisions	6,162	18,089
Utilization	(6,802)	(9,303)
Foreign exchange movement	(93)	325
Ending provision	$10,015	$10,748

In the nine months ended September 30, 2021, a restructuring charge of $6.2 million was recorded in the Condensed Consolidated Statement of Operations, including the recognition of an impairment of right of use assets of $5.7 million. This charge reflects an ongoing restructuring program to rationalize the Company's global office footprint.
At September 30, 2021, the total restructuring provision of $10.0 million included $8.9 million related to office consolidation of which $4.8 million is included within other liabilities and $4.1 million is included within non-current operating lease liabilities. The remaining provision of $1.1 million relates to workforce reduction and is included within other liabilities.